UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
	  Suite 2108
	  Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     May 13, 2002


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value total: $292,848 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      353    15200 SH       SOLE                    14000              1200
Abbott Laboratories Corp.      COM              002824100      282     5360 SH       SOLE                     2560              2800
AmSouth Bancorporation         COM              032165102     4732   215275 SH       SOLE                   186153             29122
American Express Co.           COM              025816109    10258   250436 SH       SOLE                   242105              8331
American International Group I COM              026874107    11408   158132 SH       SOLE                   149637              8495
American Retirement Corp.      COM              028913101       72    42500 SH       SOLE                    42500
Amgen Inc.                     COM              031162100     5296    88737 SH       SOLE                    85937              2800
Anheuser-Busch Companies, Inc. COM              035229103     1317    25236 SH       SOLE                    18646              6590
Apache Corp.                   COM              037411105     1237    21750 SH       SOLE                    13941              7809
Automatic Data Processing Inc. COM              053015103     3587    61550 SH       SOLE                    56150              5400
BP Amoco LP                    COM              055622104      989    18618 SH       SOLE                    16540              2078
Baker Hughes, Inc.             COM              057224107      511    13365 SH       SOLE                     6345              7020
BankAmerica Corp.              COM              060505104      731    10745 SH       SOLE                     8823              1922
Baxter International Inc.      COM              071813109     2515    42260 SH       SOLE                    35860              6400
BellSouth Corp.                COM              079860102      539    14611 SH       SOLE                    12859              1752
Berkshire Hathaway Inc.        COM              084670108     1777       25 SH       SOLE                       14                11
Berkshire Hathaway Inc.        COM              084670207     3840     1621 SH       SOLE                     1533                88
Biomet Inc.                    COM              090613100     1980    73164 SH       SOLE                    65514              7650
Bristol Myers- Squibb Co.      COM              110122108     1672    41291 SH       SOLE                    39928              1363
CSX Corp.                      COM              126408103      271     7100 SH       SOLE                     7100
Cardinal Health Inc.           COM              14149Y108     1186    16731 SH       SOLE                     9970              6760
Cendant Corp.                  COM              151313103      572    29800 SH       SOLE                    11100             18700
Central Parking Corp.          COM              154785109     3102   134925 SH       SOLE                   112550             22375
ChevronTexaco Corp.            COM              166764100      502     5565 SH       SOLE                     5239               326
Cisco Systems, Inc.            COM              17275R102     6000   354379 SH       SOLE                   294464             59915
Citigroup, Inc                 COM              172967101     3518    71039 SH       SOLE                    63273              7766
Coca Cola Co.                  COM              191216100     2493    47707 SH       SOLE                    39086              8621
Compaq Computer Corp.          COM              204493100      296    28293 SH       SOLE                    27750               543
Conoco, Inc.                   COM              208251504     3617   123958 SH       SOLE                   117308              6650
Dell Computer Corp.            COM              247025109      327    12525 SH       SOLE                    12425               100
Dollar General Corp.           COM              256669102      571    35053 SH       SOLE                    28453              6600
Dover Corp.                    COM              260003108      369     9000 SH       SOLE                     8200               800
Duke Power Co.                 COM              264399106     2781    73579 SH       SOLE                    69279              4300
Eaton Corp.                    COM              278058102      275     3401 SH       SOLE                     3401
El Paso Corp.                  COM              28336l109     2910    66081 SH       SOLE                    53531             12550
Electronic Data Systems Corp.  COM              285661104      462     7963 SH       SOLE                     7313               650
Eli Lilly & Co.                COM              532457108      447     5864 SH       SOLE                     3114              2750
Exxon - Mobil                  COM              30231G102     8386   191336 SH       SOLE                   170574             20762
Federal Express Corp.          COM              31428X106     1835    31575 SH       SOLE                    28825              2750
Federal National Mortgage Assn COM              313586109     4238    53054 SH       SOLE                    43755              9299
First Data Corp.               COM              319963104      807     9252 SH       SOLE                     6436              2816
General Electric Co.           COM              369604103    11270   300937 SH       SOLE                   261493             39444
General Mills Inc.             COM              370334104      416     8525 SH       SOLE                     8525
HCA Inc.                       COM              404119109    32732   742558 SH       SOLE                   724058             18500
Halliburton Co.                COM              406216101      479    28075 SH       SOLE                    26075              2000
HealthStream Inc.              COM              42222n103      116    88900 SH       SOLE                    88900
Hewlett Packard Co.            COM              428236103      390    21750 SH       SOLE                    21750
Home Depot Inc.                COM              437076102    12298   253001 SH       SOLE                   223555             29446
Honeywell International Inc.   COM              438516106     1240    32390 SH       SOLE                    28625              3765
Intel Corp.                    COM              458140100    12108   398172 SH       SOLE                   353277             44895
International Business Machine COM              459200101     7458    71715 SH       SOLE                    60810             10905
J. P. Morgan Chase & Co. Inc.  COM              616880100      361    10128 SH       SOLE                     4501              5627
Johnson and Johnson Inc.       COM              478160104     7458   114827 SH       SOLE                   106461              8366
Liberty Media Corp.            COM              530718105     3812   301578 SH       SOLE                   270378             31200
Lifepoint Hospitals, Inc.      COM              53219l109      467    12635 SH       SOLE                    12587                48
Longview Fibre Co.             COM              543213102      103    10000 SH       SOLE                    10000
Marsh & McLennan Companies, In COM              571748102      509     4513 SH       SOLE                     4513
Medtronic                      COM              585055106     3088    68301 SH       SOLE                    63650              4651
Merck & Company Inc.           COM              589331107     2133    37049 SH       SOLE                    35949              1100
Microsoft Corporation          COM              594918104     5451    90375 SH       SOLE                    80825              9550
Molex Inc. - Class A           COM              608554200     6421   209911 SH       SOLE                   182229             27682
National Commerce Financial Co COM              63545P104      367    13200 SH       SOLE                    13200
O'Charley's Inc.               COM              670823103      301    13950 SH       SOLE                    11250              2700
Omnicom Group                  COM              681919106      244     2583 SH       SOLE                     2583
Optical Sensors                COM              68384p107       10    14400 SH       SOLE                    14400
Oracle                         COM              68389x105      172    13426 SH       SOLE                    13426
PepsiCo Inc.                   COM              713448108      217     4215 SH       SOLE                     3365               850
Pfizer Inc.                    COM              717081103     5482   137957 SH       SOLE                   115956             22001
Philip Morris Companies Inc.   COM              718154107      454     8625 SH       SOLE                     4645              3980
Procter & Gamble Co.           COM              742718109      351     3895 SH       SOLE                     2150              1745
Pulte Corp                     COM              745867101     1710    35739 SH       SOLE                    35739
Regions Financial Corp.        COM              758940100      238     6919 SH       SOLE                     6919
Republic Services Inc          COM              760759100     3360   179875 SH       SOLE                   159525             20350
Royal Dutch Petroleum Co.      COM              780257804      315     5800 SH       SOLE                     5000               800
SBC Communications, Inc.       COM              78387g103     2499    66742 SH       SOLE                    62719              4023
Schering Plough Corp.          COM              806605101      410    13100 SH       SOLE                    13100
Schlumberger Ltd.              COM              806857108     6532   111053 SH       SOLE                   104503              6550
Shoneys Inc.                   COM              825039100      124   348506 SH       SOLE                   348276               230
Sovereign Chief Venture F      COM              845912104        8    17000 SH       SOLE                                      17000
SunGard Data Systems, Inc.     COM              867363103     7025   213060 SH       SOLE                   184310             28750
SunTrust Banks Inc.            COM              867914103     1960    29378 SH       SOLE                    28204              1174
Sysco Corp.                    COM              871829107    13229   443645 SH       SOLE                   386798             56847
Target Corporation             COM              87612e106      661    15335 SH       SOLE                     5935              9400
Transocean, Inc.               COM              G90078109     1512    45503 SH       SOLE                    40903              4600
Triad Hospitals, Inc.          COM              89579k109      266     7747 SH       SOLE                     7689                58
Tyco International, Ltd.       COM              902124106     8150   252175 SH       SOLE                   210180             41995
United Parcel Service          COM              911312106     1677    27575 SH       SOLE                    25775              1800
United Technologies Corp.      COM              913017109     3883    52325 SH       SOLE                    43525              8800
Verizon Communications         COM              92343v104     2682    58174 SH       SOLE                    46769             11404
Viacom- Cl. B                  COM              925524308     2426    50164 SH       SOLE                    42327              7837
Wachovia Corp.                 COM              929903102      314     8472 SH       SOLE                     6878              1594
Wal-Mart Stores Inc.           COM              931142103    10870   177332 SH       SOLE                    94299             83033
Walt Disney Co.                COM              254687106     1043    45169 SH       SOLE                    35687              9482
Wells Fargo & Co.              COM              949746101     1049    21230 SH       SOLE                    16130              5100
Worldcom, Inc.                 COM              98157d106     1027   152359 SH       SOLE                   129279             23080
Wyeth                          COM              983024100      612     9329 SH       SOLE                     3729              5600
Duke Energy Corp. Convertible  PFD CV           264399585      347    13500 SH       SOLE                    13400               100
Morgan Stanley PERQ 6% (Home D PFD CV           61744y777     1297   105550 SH       SOLE                    99250              6300
Morgan Stanley PERQ 6% (JDS Un PFD CV           61744y769       25    15500 SH       SOLE                    12800              2700
Morgan Stanley PERQ 8% (Nokia) PFD CV           61744y678      105    22600 SH       SOLE                    20900              1700
Morgan Stanley PERQS-EMC Corp. PFD CV           61744y835      262    48600 SH       SOLE                    43300              5300
American Retirement Corp. Subo CONV             028913aa9     3259  4793000 PRN      SOLE                  4273000            520000